Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment.
Property and equipment

14.  Property and equipment

		Office
		equipment,
	Servers and	furniture	Leasehold
	computers	and other	improvements	Total
Cost
Balance at January 1, 2021	202,129	293,035	285,883	781,047
Acquisition through business combinations (Note 8)	—	3,436	—	3,436
Additions	75,667	69,831	5,325	150,823
Disposals	(3,890)	(75,867)	(6,933)	(86,690)
Foreign currency translation difference	—	(95)	(11)	(106)
Balance at December 31, 2021	273,906	290,340	284,264	848,510
Depreciation
Balance at January 1, 2021	94,071	144,150	76,101	314,322
Depreciation for the year	45,619	79,962	71,262	196,843
Disposals	(3,890)	(75,729)	(6,933)	(86,552)
Foreign currency translation difference	—	(81)	(8)	(89)
Balance at December 31, 2021	135,800	148,302	140,422	424,524
Net book value
At December 31, 2021	138,106	142,038	143,842	423,986

		Office
		equipment,
	Servers and	furniture	Leasehold
	computers	and other	improvements	Total
Cost
Balance at January 1, 2020	174,157	215,484	209,731	599,372
Acquisition through business combinations (Note 8)	4,843	5,758	—	10,601
Additions	23,390	77,728	76,125	177,243
Disposals	(261)	(6,124)	—	(6,385)
Foreign currency translation difference	—	189	27	216
Balance at December 31, 2020	202,129	293,035	285,883	781,047
Depreciation
Balance at January 1, 2020	64,523	87,468	17,637	169,628
Depreciation for the year	29,809	62,146	58,457	150,412
Disposals	(261)	(5,604)	—	(5,865)
Foreign currency translation difference	—	140	7	147
Balance at December 31, 2020	94,071	144,150	76,101	314,322
Net book value
At December 31, 2020	108,058	148,885	209,782	466,725